RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Services provided to:
-SZ Century	—	—	1,445	227
-Jingliang Inter Cloud	—	880	480	75
-BJ New Internet	—	—	170	27
-Xiaomi Group	437,694	527,679	—	—
-Qidi Tech	7,427	3,478	—	—
-BJ Cheetah	169	98	—	—
-BJ Kingsoft	3,475	43	—	—
-Taiji	7,899	—	—	—
-WiFire BJ	1,934	—	—	—
-Others	1,494	305	144	23

Services provided by:
-CYSD	38,918	38,918	38,918	6,107
-Beijing Huaqing	—	4,389	1,254	197
-BJ Kingsoft	3,492	16,867	—	—
-APL	—	8,124	—	—
-Jingliang Inter Cloud	8,829	4,956	—	—
-Taiji	19,942	—	—	—
-Others	5,866	796	1,223	192

Loan to:
-Shanghai Puping	—	62,531	75,611	11,865
- BJ New Internet	—	—	261	41
-Taiji	1,500	—	—	—

Interest income from loan to:
-SH Shibei	—	—	1,321	207
-BJ Fastweb	700	—	—	—

Lease deposit paid to:
-Ziguang Finance Leasing	6,154	135	—	—

Lease payment paid to:
-Ziguang Finance Leasing	17,156	30,776	10,431	1,637
-Beijing Qidi Yefeng	—	4,516	2,154	338
-Tuspark Harmonious	68,832	43,703	—	—

Cash consideration for shares repurchase
-Tuspark Innovation	—	—	1,701,804	267,050
-King Venture	—	130,472	—	—

Schedule of related party balances

	As of December 31,
	2020	2021
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Shanghai Puping	62,531	138,142	21,677
- SZ Century	—	16,996	2,667
-SH Shibei	9,800	11,121	1,745
- BJ New Internet	—	441	69
-Ziguang Finance Leasing	2,042	—	—
-Others	1,146	1,267	200
	75,519	167,967	26,358
Non-current:
-Tuspark Harmonious	11,863	—	—
-Ziguang Finance Leasing	6,289	—	—
-Beijing Qidi Yefeng	1,124	—	—
-Others	1,286	—	—
	20,562	—	—
Amounts due to related parties:
Current:
- CYSD	189	6,870	1,078
-APL	783	765	120
- SZ Century	—	571	90
-Ziguang Finance Leasing	31,681	—	—
-Tuspark Harmonious	13,557	—	—
-Beijing Qidi Yefeng	4,410	—	—
-Others	387	566	89
	51,007	8,772	1,377
Non-current:
-Tuspark Harmonious	715,992	—	—
-Ziguang Finance Leasing	22,247	—	—
-Beijing Qidi Yefeng	9,507	—	—
	747,746	—	—